Schedule of Acquisition of Cash Flows (Details) - ILS (₪)	Dec. 31, 2021	May 14, 2020	Feb. 11, 2019	Sep. 04, 2018	Jun. 24, 2018
IfrsStatementLineItems [Line Items]
Total acquisition cost	₪ 17,300,000			₪ 8,216,000	₪ 1,214
Measurement of Fair Values [Member]
IfrsStatementLineItems [Line Items]
Total acquisition cost	71,388,000
Consideration paid in cash	(24,304,000)
Less - acquired cash and cash equivalents	5,210,000
Total	₪ (19,094,000)
Canndoc Ltd [Member]
IfrsStatementLineItems [Line Items]
Total acquisition cost			₪ 107,632,000		₪ 9,000
Less - non-cash consideration for Canndoc Ltd.			(107,632,000)
Consideration paid in cash
Less - acquired cash and cash equivalents			385,000
Total			₪ 385,000
Cannolam Ltd [Member]
IfrsStatementLineItems [Line Items]
Total acquisition cost		₪ 32,159,000
Consideration paid in cash
Less - acquired cash and cash equivalents		387,000
Total		₪ 387,000